Selling, General and Administrative Expenses	9 Months Ended
Sep. 30, 2025
VEON Holdings B.V. [Member]
Selling, General and Administrative Expenses [Line Items]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

4       SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

Selling, general and administrative expenses consisted of the following items for the year ended December 31:

	2024	2023
Network and IT costs	140	124
Personnel costs	89	86
Customer associated costs	41	39
Consulting, professional and other services	14	5
Taxes, other than income taxes	9	7
Facility and office supplies	6	9
Losses on receivables	2	2
Other	4	12
Total selling, general and administrative expenses	305	284

LEASES

Short-term leases and leases for low value items are immediately expensed as incurred.

ACCOUNTING POLICIES

Customer associated costs

Customer associated costs relate primarily to commissions paid to third-party dealers and marketing expenses. Certain customer acquisition costs are initially capitalized within ‘Other Assets’ in the combined statement of financial position and subsequently amortized within “Customer associated costs”. Refer to Note 3 for further details.